                            [NEW ENGLAND FUNDS LOGO]

                              NEW ENGLAND FUNDS
                          Where The Best Minds Meet

                    SEMIANNUAL REPORT AND PERFORMANCE UPDATE

NEW ENGLAND
BOND INCOME FUND


[ART WORK APPEARS HERE]


JUNE 30,1995

                                                                   July 20, 1995

DEAR SHAREHOLDER:

   We have good news to present in this Semiannual Report for New England Bond Income Fund, which includes your Portfolio Manager's commentary and complete financial information.

MARKET OVERVIEW

   Investors who stayed the course in 1995 were amply rewarded. Major U.S. stock market indices soared to record highs and the bond market staged a spectacular comeback from its 1994 lows. Fueling the rally was clear evidence that the economy had begun to slow down as a result of the interest rate hikes engineered by the Federal Reserve Board to keep inflation in check. Indeed, with declining housing starts and rising unemployment numbers reported in the first half of 1995, expectations grew that the Fed's next move would be downward, to prevent the slowing economy from slipping into recession.

   The bond market surged at the prospect of lower rates, and the stock market followed suit, with the Standard & Poor's 500(R) Index gaining 20.14% during the first half of the year. The large, blue-chip companies led the way, in part because a weak U.S. dollar gave them a competitive advantage overseas and contributed to surprisingly healthy earnings reports. Finally, on July 6, just after this reporting period ended, the Fed lowered a key short-term rate by 0.25%, a relatively modest move, but a significant psychological change in direction.

YOUR FINANCIAL ADVISER -- A TRUSTED ALLY

   As a shareholder in New England Funds, you have a valuable ally you can turn to at all times -- your financial adviser. This experienced professional can help you design an asset allocation program suitable to your goals and risk tolerance. Most important, during times of market volatility or uncertainty, your adviser can help you avoid making costly mistakes, such as trying to "time" the market. Investors who go it alone can overreact to short-term market events, buying and selling on the basis of this week's headlines, or chasing the latest "hot" investment. Such behavior can derail an otherwise prudent investment program. But investors who work with a financial adviser receive guidance throughout the market's ups and downs. Your adviser will help you place short-term market swings in their proper perspective and keep you focused on your long-term investment program.

   Your adviser is just one of the experts whose talents we have tapped in our effort to bring the best minds in the business to the task of managing your money. These experts are a vital part of the investment process at New England Funds, and we encourage you to take advantage of their skills to the fullest.

   We invite you to read the accompanying management commentary and financial highlights. If you have any questions or comments, please contact your financial adviser or New England Funds directly at 800-225-5478. Once again, we appreciate your continued confidence and investment in New England Funds.

Sincerely,

        /s/ PETER S. VOSS               /s/ HENRY L.P. SCHMELZER
        -----------------               ------------------------
        Peter S. Voss                   Henry L.P. Schmelzer
        Chairman                        President

                         NEW ENGLAND BOND INCOME FUND

INVESTMENT RESULTS THROUGH JUNE 30, 1995

Putting Performance into Perspective

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to Govt/Corp. Bond Index(4) and the Cost of Living(5). The data points from the graph are as follows:

                    A $10,000 INVESTMENT IN CLASS A SHARES

        COMPARED TO GOVT/CORP. BOND INDEX(4) AND THE COST OF LIVING(5)

New England Bond Income Fund - Net Asset Value(1)

Year                                                                     Amount
----                                                                     ------
6/30                                                                     $10,000
6/86                                                                     $11,655
6/87                                                                     $12,353
6/88                                                                     $13,326
6/89                                                                     $14,571
6/90                                                                     $15,483
6/91                                                                     $17,034
6/92                                                                     $19,673
6/93                                                                     $22,393
6/94                                                                     $21,894
6/95                                                                     $25,026

New England Bond Income Fund - With Maximum Sales Charge(2)

Year                                                                     Amount
----                                                                     ------
6/30                                                                     $ 9,550
6/86                                                                     $11,131
6/87                                                                     $11,797
6/88                                                                     $12,641
6/89                                                                     $13,915
6/90                                                                     $14,786
6/91                                                                     $16,268
6/92                                                                     $18,787
6/93                                                                     $21,386
6/94                                                                     $20,909
6/95                                                                     $23,900

Lehman Intermediate Gov't./Corp.(4)

Year                                                                     Amount
----                                                                     ------
6/30                                                                     $10,000
6/86                                                                     $11,620
6/87                                                                     $12,268
6/88                                                                     $13,221
6/89                                                                     $14,572
6/90                                                                     $15,711
6/91                                                                     $17,366
6/92                                                                     $19,652
6/93                                                                     $21,703
6/94                                                                     $21,647
6/95                                                                     $23,892

Cost of Living(5)

Year                                                                     Amount
----                                                                     ------
6/30                                                                     $10,000
6/86                                                                     $10,174
6/87                                                                     $10,552
6/88                                                                     $10,968
6/89                                                                     $11,535
6/90                                                                     $12,074
6/91                                                                     $12,641
6/92                                                                     $13,031
6/93                                                                     $13,421
6/94                                                                     $13,710
6/95                                                                     $14,099

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B, C and Y share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

                          NEW ENGLAND BOND INCOME FUND


                      AVERAGE ANNUAL TOTAL RETURNS 6/30/95

CLASS A (Inception 11/7/73)          YEAR TO DATE   1 YEAR   5 YEARS     10 YEARS
Net Asset Value(1)                      12.92%      14.32%    10.09%       9.61%

With Max. Sales Charge(2)                7.80        9.14      9.07        9.10

Lipper Intermediate Investment
Grade Debt Average(6)                   10.22       10.91      8.67        9.10

CLASS B (Inception 9/13/93)          YEAR TO DATE   1 YEAR      SINCE INCEPTION
Net Asset Value(1)                      12.51%      13.48%           3.34%

With CDSC(3)                             8.51        9.48            1.84

Lehman Intermediate Gov't./Corp.(4)      9.60       10.37            3.89

Lipper Intermediate Investment
Grade Debt Average(6)                   10.22       10.91             n/a

CLASS C (Inception 12/30/94)             SINCE INCEPTION
Net Asset Value(1)                          10.94%

Lehman Intermediate Gov't./Corp.(4)          9.60

Lipper Intermediate Investment
Grade Debt Average(6)                       10.22

CLASS Y (Inception 12/30/94)             SINCE INCEPTION
Net Asset Value(1)                          12.78%

Lehman Intermediate Gov't./Corp.(4)          9.60

Lipper Intermediate INvestment
Grade Debt Average(6)                       10.22

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

  NOTES TO CHARTS AND PERFORMANCE UPDATE

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 4.5% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares.

(4) Lehman Intermediate Government/Corporate Bond Index is an unmanaged index of investment grade bonds issued by the U.S. Government and U.S. corporations having maturities between one and ten years. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(5) Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, calculated by the U.S. Bureau of Labor Statistics.

(6) Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

                          NEW ENGLAND BOND INCOME FUND

[PHOTO OF CATHY BUNTING APPEARS HERE]

NEW ENGLAND BOND INCOME FUND
Portfolio Manager:  Cathy Bunting
Back Bay Advisors, L.P.(R)

The bond market staged a strong rally in the first half of 1995 as investors grew more and more optimistic about the outlook for fixed-income securities. The Federal Reserve Board's February 1995 rate increase, the last in a year-long series, helped achieve the Fed's goal of cooling the economy while allaying investor fears of rekindled inflation. The market drew strength from the growing prospect of declining interest rates, which it saw as a likely byproduct of a slowing economy. Sluggish economic activity, which implies lower inflation, therefore led bond prices higher beginning early in the year, in anticipation of lower rates to come. The markets' expectations proved accurate as the Federal Reserve Board cut the Fed Funds rate by 0.25%, just after the period's end, on July 6, 1995.

Overall, corporate bonds outperformed U.S. government securities thanks primarily to rising corporate profits. Strong equity markets also benefited bonds, as investor confidence spread to fixed-income securities; rising stock prices also meant lower dividend yields, diminishing the appeal of stocks for income-oriented investors. And for most of the period, the supply of corporate securities of the type your fund invests in was restrained.

                          NEW ENGLAND BOND INCOME FUND


The economic scenario we have been observing is the much-discussed "soft landing": Despite slowdowns in key industries like housing, retail sales and manufactured goods, the economy appears to be slackening without sliding into recession. Companies are maintaining inventories to support current sales levels, in contrast to late 1994 when firms stockpiled inventory to meet anticipated demand for goods.

How Your Fund Performed

New England Bond Income Fund turned in a strong performance in the first half of 1995. Within an overall climate of robust markets and improving corporate earnings, a number of sectors contributed to the Fund's positive results. For the period January through June, the Fund had a total return on net asset value of 12.92% for Class A shares. This compares favorably with a return of 9.60% for the Lehman Intermediate Government/Corporate Bond Index,(4) and 10.22% for the Lipper Intermediate Investment Grade Debt Average(6) for the same period.

How We Managed Your Fund

To take advantage of strength where it was most concentrated, we committed around 10% of the portfolio to electric and gas utilities and 9% to the cable and media sectors. We favored gas utilities because of increased profitability in the sector. Electric utilities were attractive

                          NEW ENGLAND BOND INCOME FUND


thanks to an overall industry recovery, improved balance sheets and our belief that these securities had overreacted to the prospect of competition in their marketplaces. In the cable and media sectors, takeovers and consolidations led to stronger credits and a number of upgrades.

We also devoted almost 15% of the Fund to Canadian securities, both U.S. dollar-and Canadian dollar-denominated. In Canada we were attracted to better yields than were available domestically. The Canadian dollar is stabilizing and Canadian goods, at today's currency levels, are attractively priced in world markets. In addition, concerns about the separatist movement in Quebec have abated in the wake of flagging popular support. Canada also appears to be taking effective steps to deal with its budget deficit.

We are also holding a smaller percentage of the Fund in corporates than has been our practice. With corporate bond yields not much higher than those available on U.S. Treasuries, we feel that the higher quality of the U.S. government issues is an attractive trade-off for the slight give-up in income. Therefore the portfolio's overall quality is roughly equivalent to a security rated in the lower range of AA.

                          NEW ENGLAND BOND INCOME FUND


Investment Outlook

Last December we expressed an optimistic view for the fixed-income markets, and that view has been borne out. Our outlook for the second half of the year calls for economic growth in the range of 2% - 2.5%. While the Federal Reserve Board has taken an initial step toward loosening the monetary reins, it does not follow that there will be a series of cuts parallel to the increases of 1994 -
95. Rather, we think the Fed will opt to wait and assess the effects of its first move before undertaking another cut.

In managing the Bond Income Fund, we seek to deliver attractive income with reasonable risk. With 1994's challenges behind us, we are again very optimistic about the outlook for bonds. We believe our record of positive returns in 13 of the last 14 years, plus strong performance in the first half of 1995, continue to justify your long-term confidence.

                          NEW ENGLAND BOND INCOME FUND


                         PORTFOLIO COMPOSITION 6/30/95*

A pie chart appears here, depicting New England Bond Income Fund's portfolio composition at 6/30/95 by security type. The pie chart is broken in pieces representing security types in the following percentages:

       Security Type                                                 Percentage
       -------------                                                 ----------
       Utilities                                                     11.6%
       Foreign
           Canadian government bonds                                  7.5%
       U.S. Government and Federal Agencies
           Primarily Government National Mortgage Association        22.8%
       Corporate Bonds
           Includes financial companies, banks, publishing,
           oil & gas, telecommunications                             36.4%
       Yankee Bonds
           Foreign Bonds traded in U.S. dollars                      10.3%
       Short-Term Cash & Equivalents                                 11.4%

               * Portfolio composition will change with market
                           and economic conditions.

                            [NEW ENGLAND FUNDS LOGO]
                              NEW ENGLAND FUNDS
                          Where the Best Minds Meet

           PORTFOLIO COMPOSITION, FINANCIAL STATEMENTS AND HIGHLIGHTS


NEW ENGLAND
BOND INCOME FUND



JUNE 30, 1995

                             PORTFOLIO COMPOSITION

Investments as of June 30, 1995
(unaudited)

BONDS AND NOTES--88.5% OF TOTAL NET ASSETS

   FACE
  AMOUNT                               DESCRIPTION                            VALUE (A)
-----------------------------------------------------------------------------------------
             CHEMICALS--3.2%
$ 5,788,000  Dow Chemical Co. 8.550%, 10/15/09.............................. $  6,566,023
                                                                              -----------
             FEDERAL AGENCIES--17.9%(C)
    507,317  Federal Home Loan Bank 9.000%, 5/01/01.........................      526,818
  3,500,000  Federal National Mortgage Association 6.450%, 6/10/03..........    3,406,830
  8,000,000  Federal National Mortgage Association 7.850%, 9/10/04..........    8,294,880
  1,000,000  Federal National Mortgage Association 7.875%, 2/24/05..........    1,088,270
    978,289  Federal National Mortgage Association 7.500%, 11/01/24.........      982,877
  7,864,535  Government National Mortgage Association 7.000%, 2/15/24.......    7,751,521
  8,738,571  Government National Mortgage Association 7.500%, 6/15/23.......    8,801,401
  5,009,128  Government National Mortgage Association 8.500%, with various      5,207,941
               maturities to 2023...........................................
    362,645  Government National Mortgage Association 9.000%, with various        381,343
               maturities to 2016...........................................
    633,852  Government National Mortgage Association 11.500%, with various       710,472
               maturities to 2016...........................................
                                                                              -----------
                                                                               37,152,353
                                                                              -----------
             FINANCE AND BANKING--11.5%
  6,075,000  American General Financial Corp. 8.450%, 10/15/09..............    6,908,490
  4,750,000  Associates Corp. of North America 8.550%, 7/15/09..............    5,479,648
  6,100,000  ITT Financial Corp. 8.350%, 11/01/04...........................    6,878,665
  2,500,000  Pitney Bowes Credit Corp. 8.625%, 2/15/08......................    2,895,750
  1,700,000  Toronto Dominion Bank Ontario 7.875%, 8/15/04..................    1,788,230
                                                                              -----------
                                                                               23,950,783
                                                                              -----------
             FOREIGN--7.5%
  3,600,000  Government of Canada 6.250%, 2/01/98 (d).......................    2,561,308
  7,500,000  Government of Canada 8.500%, 4/01/02 (d).......................    5,670,676
  3,000,000  Province of Alberta CDA 6.375% 6/01/04 (d).....................    1,947,980
  5,000,000  Province of British Columbia CDA 7.750%, 6/16/23 (d)...........    3,569,276
  2,400,000  Province of Ontario CDA 8.000%, 3/11/03 (d)....................    1,723,509
                                                                              -----------
                                                                               15,472,749
                                                                              -----------

                See accompanying notes to financial statements.

Investments as of June 30, 1995
(unaudited)

BONDS AND NOTES--CONTINUED

   FACE
  AMOUNT                               DESCRIPTION                            VALUE (A)
-----------------------------------------------------------------------------------------
             OIL AND GAS--10.6%
$   900,000  Coastal Corp. 10.000%, 2/01/01................................. $  1,021,842
  4,440,000  Coastal Corp. 10.250%, 10/15/04................................    5,327,334
  1,000,000  Maxus Energy Corp. 10.190%, 5/09/96............................      998,750
  1,000,000  Oryx Energy Co. 9.750%, 9/15/98................................    1,002,500
  2,375,000  Oryx Energy Co. 10.000%, 6/15/99...............................    2,550,156
  4,400,000  Oryx Energy Co. 10.000%, 4/01/01...............................    4,818,000
  3,200,000  Southern California Gas 8.750%,10/01/21........................    3,591,328
  2,500,000  USX Marathon Group 9.125%, 1/15/13.............................    2,650,225
                                                                              -----------
                                                                               21,960,135
                                                                              -----------
             PUBLISHING--6.7%
  5,000,000  News America Holdings Inc. 9.500%, 7/15/24.....................    5,881,250
  1,000,000  Time Warner Entertainment Co. LP. 10.150%, 5/01/12.............    1,168,750
  3,500,000  Time Warner Entertainment Co. LP 10.150%, 5/01/12..............    3,692,500
  4,000,000  Western Publishing Group Inc. 7.650%, 9/15/02..................    3,255,000
                                                                              -----------
                                                                               13,997,500
                                                                              -----------
             TELECOMMUNICATION--4.4%
  4,500,000  Tele-Communications Inc. 9.250%, 1/15/2023.....................    4,576,680
  4,000,000  US West Communication 8.875%, 6/01/31..........................    4,452,280
                                                                              -----------
                                                                                9,028,960
                                                                              -----------
             U.S. GOVERNMENT--4.8%
  1,000,000  U.S. Treasury Notes 6.875%, 7/31/99............................    1,031,170
  4,500,000  U.S. Treasury Notes 8.500%, 11/15/00...........................    5,006,970
  2,000,000  U.S. Treasury Notes 10.750%, 5/15/03...........................    2,558,060
  1,000,000  U.S. Treasury Notes 11.125%, 8/15/03...........................    1,308,770
                                                                              -----------
                                                                                9,904,970
                                                                              -----------
             UTILITIES -- DIVERSIFIED--6.9%
  3,000,000  Arizona Public Service Co. 10.250%, 5/15/20....................    3,508,290
  2,500,000  New York State Electric & Gas Corp. 9.875%, 2/01/20............    2,663,725
  3,000,000  New York State Electric & Gas Corp. 8.875%, 11/01/21...........    3,332,250
  5,000,000  Tennessee Valley Authority 6.125%, 7/15/03.....................    4,868,850
                                                                              -----------
                                                                               14,373,115
                                                                              -----------
             UTILITIES--ELECTRIC--4.7%
  6,000,000  Arizona Public Service Co. 8.000%, 12/30/15....................    5,993,880
  1,200,000  Texas Utilities Electric Co. 10.150%, 3/01/99..................    1,341,012
  2,300,000  Texas Utilities Electric Co. 8.875%, 2/01/22...................    2,485,150
                                                                              -----------
                                                                                9,820,042
                                                                              -----------

                See accompanying notes to financial statements.

Investments as of June 30, 1995
(unaudited)

BONDS AND NOTES--CONTINUED

   FACE
  AMOUNT                               DESCRIPTION                            VALUE (A)
-----------------------------------------------------------------------------------------
             YANKEE--10.3%
$ 2,000,000  Asian Development Bank 11.125%, 5/01/98........................ $  2,249,740
  1,200,000  British Columbia Hydro & Petroleum 12.500%, 9/01/13............    1,444,740
  5,375,000  Columbia Republic 7.250%, 2/23/04..............................    5,078,569
    500,000  Columbia Republic 8.750%, 10/06/99.............................      517,710
  6,750,000  Hydro Quebec 8.050%, 7/07/24...................................    7,352,505
    600,000  Petroleos Mexicanos 7.100%, 4/07/97............................      561,444
  3,200,000  Petroleos Mexicanos 8.625%, 12/01/23...........................    2,144,000
  2,000,000  Province of Ontario CDA 6.125%, 8/17/99........................    1,991,200
                                                                              -----------
                                                                               21,339,908
                                                                              -----------
             Total Bonds and Notes (Identified Cost $180,042,996)...........  183,566,538
SHORT-TERM INVESTMENTS--9.9%
  5,320,000  American Express Credit Corp. 5.500%, 7/03/95..................    5,318,374
  5,320,000  General Motots Acceptance Corp. 5.800%, 7/03/95................    5,318,286
 10,000,000  Household Financial Corp. 6.050%, 7/03/95......................    9,996,639
                                                                              -----------
             Total Short-Term Investment (Identified Cost $20,633,299)......   20,633,299
                                                                             ------------
             Investments -- 98.4% (Identified Cost $200,676,295) (b)........  204,199,837
             Cash and Receivables...........................................    3,961,820
             Liabilities....................................................     (771,745)
                                                                              -----------
             Total Net Assets -- 100%....................................... $207,389,912
                                                                              ===========
(a)  See note 1A
(b)  Federal Tax Information: At June 30, 1995 the net unrealized appreciation on investments based on cost for federal income tax purposes of $200,676,295 was as follows:
     Aggregate unrealized appreciation for all investments in which there is an excess of value over tax cost.................................. $  7,268,842
     Aggregate unrealized depreciation for all investments in which there
     is an excess of tax cost over value..................................   (3,745,300)
                                                                            -----------
     Net unrealized appreciation.......................................... $  3,523,542
                                                                            ===========
     At December 31, 1994, the Fund had a capital loss carryover of approximately $3,102,000 which expires December 31, 2002. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(c)  The Fund's investments in mortgaged backed securities of the Federal
     Home Loan Bank and the Government National Mortgage Association are
     interests in separate pools of mortgage.
(d)  Denominated in Canadian dollars.

                See accompanying notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES

June 30, 1995
(unaudited)

ASSETS
  Investments at value..........................................             $204,199,837
  Cash..........................................................                   13,977
  Receivable for:
    Fund shares sold............................................                  149,291
    Accrued Interest............................................                3,798,552
                                                                              -----------
                                                                              208,161,657
LIABILITIES
  Payable for:
    Fund shares redeemed........................................    438,483
    Dividends declared..........................................    105,085
  Accrued expenses:
    Management fees.............................................     74,210
    Deferred trustees' fees.....................................     59,391
    Accounting and administrative...............................      4,054
    Other expenses..............................................     90,522
                                                                    -------
                                                                                  771,745
                                                                              -----------
NET ASSETS......................................................             $207,389,912
                                                                              ===========
  Net Assets consist of:
    Capital paid in.............................................             $205,690,346
    Undistributed net investment income.........................                  387,283
    Accumulated net realized losses.............................               (2,211,259)
    Unrealized appreciation on investments and foreign
      currency..................................................                3,523,542
                                                                              -----------
NET ASSETS......................................................             $207,389,912
                                                                              ===========
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($188,815,850 divided by 15,785,699 shares of beneficial
  interest).....................................................                   $11.96
                                                                                    =====
Offering price per share (100/95.50 of $11.96)..................                   $12.52*
                                                                                    =====
Net asset value and offering price of Class B shares
  ($16,413,483 divided by 1,372,106 shares of beneficial
  interest).....................................................                   $11.96**
                                                                                    =====

Net asset value and offering price of Class C shares ($205,843
  divided by 17,200 shares of beneficial interest)..............                   $11.97
                                                                                    =====
Net asset value and offering price of Class Y shares ($1,954,736
  divided by 163,416 shares of beneficial interest).............                   $11.96
                                                                                    =====
Identified cost of investments..................................             $200,676,295
                                                                              ===========

 * Based upon single purchases of less than $100,000. Reduced sales charges apply for purchases in excess of these amounts.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS

Six Months Ended June 30, 1995
(unaudited)

INVESTMENT INCOME
  Interest.....................................................                $ 7,465,056
  Expenses
    Management fees............................................  $   402,948
    Service fees -- Class A....................................      210,091
    Service and distribution fees -- Class B...................       62,097
    Service and distribution fees -- Class C...................          473
    Trustees' fees and expenses................................       16,855
    Accounting and administrative..............................       26,748
    Custodian..................................................       64,522
    Transfer agent.............................................      219,105
    Audit and tax services.....................................       18,500
    Legal......................................................       27,135
    Printing...................................................       37,445
    Registration...............................................       21,891
    Miscellaneous..............................................       11,785     1,119,595
                                                                  ----------    ----------
  Net investment income........................................                  6,345,461
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
  Realized gain (loss) on:
  Investments -- net...........................................      (20,308)
  Foreign currency transactions -- net.........................      911,981
                                                                  ----------
  Total realized gain on investments and foreign currency
    transactions...............................................      891,673
                                                                  ----------
  Unrealized appreciation on:
  Investments -- net...........................................   16,229,120
  Foreign currency transactions -- net.........................        6,558
                                                                  ----------
  Total realized gain on investments and foreign currency
    transactions...............................................   16,235,678
                                                                  ----------
  Net gain on investment transactions..........................                 17,127,351
                                                                                ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.....................                $23,472,812
                                                                                ==========


                See accompanying notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

                                                                               SIX MONTHS
                                                                YEAR ENDED       ENDED
                                                               DECEMBER 31,     JUNE 30,
                                                                   1994           1995
                                                               -----------    -----------
FROM OPERATIONS
  Net investment income......................................  $ 11,141,142   $  6,345,461
  Net realized gain (loss) on investment transactions........    (3,105,994)       891,673
  Unrealized appreciation (depreciation) on investments......   (15,742,553)    16,235,678
                                                                -----------    -----------
  Increase (decrease) in net assets from operations..........    (7,707,405)    23,472,812
                                                                -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A..................................................   (10,609,441)    (5,587,639)
    Class B..................................................      (362,940)      (367,999)
    Class C..................................................            --         (2,627)
    Class Y..................................................            --        (43,911)
                                                                -----------    -----------
                                                                (10,972,381)    (6,002,176)
                                                                -----------    -----------
  Increase from capital share transactions...................     1,551,627     25,122,233
                                                                -----------    -----------
  Total increase (decrease) in net assets....................   (17,128,159)    42,592,869
NET ASSETS
  Beginning of the period....................................   181,925,202    164,797,043
                                                                -----------    -----------
  End of the period..........................................  $164,797,043   $207,389,912
                                                                ===========    ===========
UNDISTRIBUTED NET INVESTMENT INCOME
  Beginning of the period....................................  $     11,424   $     43,998
                                                                ===========    ===========
  End of the period..........................................  $     43,998   $    387,283
                                                                ===========    ===========

                See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS

(unaudited)

                                                            CLASS A
                                  -----------------------------------------------------------
                                                                                   SIX MONTHS
                                                                                     ENDED
                                              YEAR ENDED DECEMBER 31,               JUNE 30,
                                   1990      1991      1992      1993      1994       1995
                                  -------  --------  --------  --------  --------  ----------
Net Asset Value, Beginning of
  Period......................... $ 11.23  $  11.12  $  12.14  $  12.12  $  12.18   $  10.95
                                  -------  --------  --------  --------  --------  ----------
Income From Investment Operations
Net Investment Income............    0.89      0.88      0.85      0.77      0.72       0.40
Net Realized and Unrealized Gain
  (Loss) on Investments..........   (0.10)     1.04      0.01      0.66     (1.23)      0.99
                                  -------  --------  --------  --------  --------  ----------
Total From Investment
  Operations.....................    0.79      1.92      0.86      1.43     (0.51)      1.39
                                  -------  --------  --------  --------  --------  ----------
Less Distributions
Distributions From Net Investment
  Income.........................   (0.90)    (0.90)    (0.86)    (0.78)    (0.72)     (0.38)
Distributions From Net Realized
  Capital Gains..................    0.00      0.00     (0.02)    (0.59)     0.00       0.00
                                  -------  --------  --------  --------  --------  ----------
Total Distributions..............   (0.90)    (0.90)    (0.88)    (1.37)    (0.72)     (0.38)
                                  -------  --------  --------  --------  --------  ----------
Net Asset Value, End of Period... $ 11.12  $  12.14  $  12.12  $  12.18  $  10.95   $  11.96
                                  =======  ========  ========  ========  ========  ==========
Total Return (%).................     7.5      18.1       7.5      12.1      (4.2)      12.9(b)
Ratio of Operating Expenses to
  Average Net Assets (%).........    1.18      1.15      1.08      1.04      1.08       1.18(a)
Ratio of Net Investment Income to
  Average Net Assets (%).........    8.05      7.69      7.08      6.10      6.46       7.06(a)
Portfolio Turnover Rate (%)......     126       218        89       202        77        102(a)
Net Assets, End of Period
  (000).......................... $85,372  $113,759  $145,184  $179,264  $155,362   $188,816


(a) Computed on an annualized basis.
(b) Not computed on an annualized basis.

                See accompanying notes to financial statements.

(unaudited)

                                                               CLASS B
                                              ------------------------------------------
                                              SEPTEMBER 13,(a)      YEAR      SIX MONTHS
                                                  THROUGH          ENDED        ENDED
                                                DECEMBER 31,    DECEMBER 31,   JUNE 30,
                                                    1993            1994         1995
                                              ----------------  ------------  ----------
Net Asset Value, Beginning of Period.........      $13.06          $12.18      $  10.95
                                                   ------          ------      --------
Income From Investment Operations
Net Investment Income........................        0.20            0.63          0.36
Net Realized and Unrealized Gain (Loss) on
  Investments................................       (0.30)          (1.23)         0.99
                                                   ------          ------      --------
Total From Investment Operations.............       (0.10)          (0.60)         1.35
                                                   ------          ------      --------
Less Distributions
Distributions From Net Investment Income.....       (0.19)          (0.63)        (0.34)
Distributions From Net Realized Capital
  Gains......................................       (0.59)           0.00          0.00
                                                   ------          ------      --------
Total Distributions..........................       (0.78)          (0.63)        (0.34)
                                                   ------          ------      --------
Net Asset Value, End of Period...............      $12.18          $10.95      $  11.96
                                                   ======          ======      ========
Total Return (%).............................        (0.8)(c)        (4.9)         12.5(c)
Ratio of Operating Expenses to Average Net
  Assets (%).................................        1.81(b)         1.83          1.93(b)
Ratio of Net Investment Income to Average Net
  Assets (%).................................        4.79(b)         5.71          6.31(b)
Portfolio Turnover Rate (%)..................         202              77           102(b)
Net Assets, End of Period (000)..............      $2,661          $9,435      $ 16,413

(a) Commencement of operations
(b) Computed on an annualized basis.
(c) Not computed on an annualized basis.

                See accompanying notes to financial statements.

(unaudited)

                                                                   CLASS C     CLASS Y
                                                                  ----------  ----------
                                                                  SIX MONTHS  SIX MONTHS
                                                                    ENDED       ENDED
                                                                   JUNE 30,    JUNE 30,
                                                                     1995        1995
                                                                  ----------  ----------
Net Asset Value, Beginning of Period.............................   $10.95      $10.95
                                                                  ----------  ----------
Income From Investment Operations
Net Investment Income............................................     0.20        0.37
Net Realized and Unrealized Gain (Loss) on Investments...........     0.99        1.01
                                                                  ----------  ----------
Total From Investment Operations.................................     1.19        1.38
                                                                  ----------  ----------
Less Distributions
Distributions From Net Investment Income.........................    (0.17)      (0.37)
                                                                  ----------  ----------
Total Distributions..............................................    (0.17)      (0.37)
                                                                  ----------  ----------
Net Asset Value, End of Period...................................   $11.97      $11.96
                                                                  ==========  ==========
Total Return (%).................................................     10.9(b)     12.8(b)
Ratio of Operating Expenses to Average Net Assets (%)............     1.93(a)     0.93(a)
Ratio of Net Investment Income to Average Net Assets (%).........     6.31(a)     7.31(a)
Portfolio Turnover Rate (%)......................................      102(a)      102(a)
Net Assets, End of Period (000)..................................   $  206      $1,955

(a) Computed on an annualized basis.
(b) Not computed on an annualized basis.

                See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

June 30, 1995 (unaudited)

1. The Fund is a Series of The New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. The Fund commenced its public offering of Class B shares on September 13, 1993 and Class C and Class Y shares on December 30, 1994. Class A shares are sold with a maximum front end sales charge of 4.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares, and are subject to a contingent deferred sales charge if those shares are redeemed within five years of purchase. Class C shares do not pay front end or contingent deferred sales charges and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro-rata by the holders of all classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets attributable to their class, if the Fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. The Fund's investment adviser, Back Bay Advisors, L.P. ("Back Bay Advisors"), under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by Back Bay Advisors and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by Back Bay Advisors under the supervision of the Fund's trustees.

B. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and

June 30, 1995 (unaudited)

sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities.

Reported net realized foreign exchange gains or losses arise from: sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

D. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage backed securities and foreign currency transactions for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

F. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Back Bay Advisors is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve

June 30, 1995 (unaudited)

certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the six months ended June 30, 1995 were as follows:

                    PURCHASES                               SALES
         --------------------------------      --------------------------------
         U.S. GOVERNMENT        OTHER          U.S. GOVERNMENT        OTHER
          -------------      ------------       -------------      ------------
           $14,507,010        $83,231,311         $ 639,854         $85,447,243

Transactions in forward currency contracts fo the Fund for the six months ended June 30, 1995 are summarized as follows:

                                                            SALES OF
                                                            FORWARD
                                                            CURRENCY
                                                           CONTRACTS
                                                          ------------
                                                             AGGREGATE
                                                            FACE VALUE
                                                          OF CONTRACTS
                                                          ------------
Contracts opened........................................  $ 12,697,635
Contracts closed........................................   (12,697,635)
                                                          ------------
Open at June 30, 1995...................................            $0
                                                           ===========

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 1995, the Fund incurred management fees payable to its investment adviser, Back Bay Advisors. Certain officers and directors of the adviser and its affiliated companies are also officers or trustees of the Fund. Back Bay Advisors is a wholly owned subsidiary of New England Investment Companies, L.P. ("NEIC"), which is a majority owned subsidiary of New England Mutual Life Insurance Company. The management agreement in effect during the six months ended June 30, 1995 provided for fees as set forth below:

                ANNUAL PERCENTAGE
FEES EARNED            RATE            ANNUAL NET ASSET VALUE LEVELS
----------      ------------------    ------------------------------
  $402,948      0.500%                the first $100 million
                0.375%                the excess over $100 million

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses,

June 30, 1995 (unaudited)

shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the six months ended June 30, 1995, these expenses amounted to $26,748 and are shown separately in the financial statements as accounting and administrative services.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent for the Fund. For the six months ended June 30, 1995, the Fund paid New England Funds $154,246 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1995, the Fund paid New England Funds $210,091 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward into 1995 is $1,919,349.

Under the Class B and Class C Plans, the Fund pays New England Funds monthly service fees at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1995, the Fund paid New England Funds $15,524 and $118 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds monthly distribution fees at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be

June 30, 1995 (unaudited)

affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1995, the Fund paid New England Funds $46,573 and $355 in distribution fees under the Class B and Class C Plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1995 amounted to $228,914.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Back Bay Advisors, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

Annual Retainer                        $2,400
Meeting Fee                            $125/meeting
Committee Meeting Fee                  $75/meeting
Committee Chairman Annual Retainer     $125

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

4. CAPITAL SHARES. At June 30, 1995 there was an unlimited number of shares of beneficial interest authorized divided into four classes, Class A, Class B, Class C and Class Y capital stock. Transactions in capital shares were as follows:

                                             YEAR ENDED                 SIX MONTHS ENDED
                                         DECEMBER 31, 1994               JUNE 30, 1995
                                      -----------------------       -----------------------
             CLASS A                   SHARES         AMOUNT         SHARES         AMOUNT
              ------                 ---------     -----------     ---------     -----------
Shares sold.......................    2,782,679    $ 31,957,441     2,745,896    $ 72,567,106
Shares issued in connection with
  the reinvestment of:
  Distributions from net
    investment income.............      831,850       9,458,333       444,846       5,129,677
                                     ----------    ------------    ----------    ------------
                                      3,614,529      41,415,774     3,190,742      77,696,783
Shares redeemed...................   (4,144,078)    (47,250,851)   (1,598,996)    (60,369,757)
                                     ----------    ------------    ----------    ------------
Net increase (decrease)...........     (529,549)   $ (5,835,077)    1,591,746    $ 17,327,026
                                      =========     ===========     =========     ===========

June 30, 1995 (unaudited)

                                             YEAR ENDED                 SIX MONTHS ENDED
                                         DECEMBER 31, 1994               JUNE 30, 1995
                                      -----------------------       -----------------------
             CLASS B                   SHARES         AMOUNT         SHARES         AMOUNT
              ------                 ---------     -----------     ---------     -----------
Shares sold.......................      733,069    $  8,400,341       537,546    $  6,557,905
Shares issued in connection with
  the reinvestment of:
  Distributions from net
    investment income.............       28,872         324,828        27,934         322,991
                                     ----------    ------------    ----------    ------------
                                        761,941       8,725,169       565,480       6,880,896
Shares redeemed...................     (118,627)     (1,338,465)      (55,258)     (1,118,926)
                                     ----------    ------------    ----------    ------------
Net increase......................      643,314    $  7,386,704       510,222    $  5,761,970
                                      =========     ===========     =========     ===========

                                                                        SIX MONTHS ENDED
                                                                         JUNE 30, 1995
                                                                    -----------------------
             CLASS C                                                 SHARES         AMOUNT
              ------                                               ---------     -----------
Shares sold.......................                                     26,177    $    300,916
Shares issued in connection with
  the reinvestment of:
  Distributions from net
    investment income.............                                        194           2,274
                                                                    ---------     -----------
                                                                       26,371         303,190
Shares redeemed...................                                     (9,171)       (105,630)
                                                                    ---------     -----------
Net increase......................                                     17,200    $    197,560
                                                                    =========     ===========

                                                                        SIX MONTHS ENDED
                                                                         JUNE 30, 1995
                                                                    -----------------------
             CLASS Y                                                 SHARES         AMOUNT
              ------                                               ---------     -----------
Shares sold.......................                                    161,558    $  1,813,804
Shares issued in connection with
  the reinvestment of:
  Distributions from net
    investment income.............                                      3,781          43,910
                                                                    ---------     -----------
                                                                      165,339       1,857,714
Shares redeemed...................                                     (1,923)        (22,037)
                                                                    ---------     -----------
Net increase......................                                    163,416    $  1,835,677
                                                                    =========     ===========
Total increase from capital share
  transactions....................      113,765    $  1,551,627     2,282,584    $ 25,122,233
                                      =========     ===========     =========     ===========

5. ACQUISITION OF NEW ENGLAND GLOBAL GOVERNMENT FUND. On April 28, 1995, New England Bond Income Fund acquired all the net assets of New England Global Government Fund pursuant to a plan of reorganization approved by New England Global Government Fund shareholders on April 25, 1995. The acquisition was accomplished by a tax-free exchange of 1,513,135 shares of New England Bond Income Fund Class A shares (valued at $17,368,227) for 1,520,543 shares of New

June 30, 1995 (unaudited)

England Global Government Fund Class A; and 132,100 New England Bond Income Fund Class B shares (valued at $1,516,371) for 132,855 shares of New England Global Government Fund Class B. New England Global Government Fund's net assets at that date ($18,118,598), including $958,329 of unrealized appreciation, were combined with those of New England Bond Income Fund. The combined net assets of New England Bond Income Fund immediately after the acquisition was $209,288,778.

                             REGULAR INVESTING PAYS

FIVE GOOD REASONS TO INVEST REGULARLY

1. It's an easy way to build assets
2. It's convenient and effortless
3. It requires a low minimum to get started
4. It can help you reach important long-term goals like retirement or college funding
5. It can help you benefit from the ups and downs of the market

With Investment Builder, New England Funds' automatic investment program, you can invest as little as $50 a month in your New England Fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

                         THE POWER OF MONTHLY INVESTING

A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:

Monthly investments of $50:


Years                                              Growth of Monthly Investments
-----                                              -----------------------------
0                                                           $     0
5                                                           $ 3,661
10                                                          $ 9,040
15                                                          $16,943
20                                                          $28,555
25                                                          $45,618

Monthly investments of $100:


Years                                              Growth of Monthly Investments
-----                                              -----------------------------
0                                                           $     0
5                                                           $ 7,322
10                                                          $18,079
15                                                          $33,886
20                                                          $57,111
25                                                          $91,236

Monthly investments of $200:


Years                                              Growth of Monthly Investments
-----                                              -----------------------------
0                                                           $      0
5                                                           $ 14,643
10                                                          $ 36,158
15                                                          $ 67,772
20                                                          $114,222
25                                                          $182,472

Monthly investments of $500:


Years                                              Growth of Monthly Investments
-----                                              -----------------------------
0                                                           $      0
5                                                           $ 36,608
10                                                          $ 90,396
15                                                          $169,429
20                                                          $285,555
25                                                          $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.

You can start an Investment Builder program with your current New England Fund account, or with any of our other funds. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

                             SAVING FOR RETIREMENT


AN EARLY START CAN MAKE A BIG DIFFERENCE

With today's lengthening life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way you've dreamed of will require considerable financial resources. While it's never too late to start a retirement savings program, it's certainly never too early: The sooner you begin, the longer the time your money has to grow.

The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer -- for 25 years, in fact. Can you guess which investor accumulates the greater retirement nest egg? For the answer, look at the chart.

                    AN EARLY START CAN MAKE A BIG DIFFERENCE


[A chart in the form of a line graph appears here, comparing the growth of investments made for 10 years by an investor who begins investing at age 30 to the growth of investments made for twenty-five years by an investor who begins investing at age 40. A hypothetical appreciation of 10% is assumed. The data points from the graph are as follows:]

Investor A - Begins investing at age 30 for 10 years:

Age                                                        Growth of Investments
---                                                        ---------------------
30                                                               $  2,000
35                                                               $ 15,431
40                                                               $ 35,062
45                                                               $ 90,943
55                                                               $146,464
60                                                               $235,882
65                                                               $379,890

Investor B - Begins investing at age 40 for 25 years:

Age                                                        Growth of Investments
---                                                        ---------------------
40                                                               $  2,000
45                                                               $ 15,431
50                                                               $ 37,062
55                                                               $ 71,899
60                                                               $128,005
65                                                               $216,364

Assumes 10% hypothetical appreciation. For illustrative purposes only and not indicative of future performance of any New England Fund.

Investor A invested $20,000, less than half of investor B's commitment -- and for less than half the time. Yet investor A wound up with a much greater retirement nest egg. The reason? It's all thanks to an early start.

New England Funds has prepared a number of informative retirement planning guides. Call your financial representative or New England Funds today, and ask for the guide that best fits your personal needs.

                              INFORMATION ON CALL

YOU CAN CALL NEW ENGLAND FUNDS DAY OR NIGHT
Do you like to keep on top of your New England Funds but can't always call us during regular business hours? With Tele#Facts, New England Funds' 24-hours a day automated telephone system, you can call us any time that's convenient for you -- day or night!

By calling 1-800-346-5984 from any Touch-Tone(R) telephone, you can:
-  Check the current value of your New England Fund account
-  Find out the current yield and total return on any New England Fund
-  Buy, sell or exchange fund shares

Just remember to have these four items with you before calling:
1. YOUR PERSONAL IDENTIFICATION NUMBER which is the last four digits of your Social Security number
2. THE FUND NUMBER -- two- or three-digit number listed on the Tele#Facts wallet card
3.  FUNCTION NUMBER -- listed on the Tele#Facts wallet card
4.  ACCOUNT NUMBER -- listed on all your statements

You can get the information you need to use Tele#Facts from the back of your statement. If you need another Tele#Facts wallet card or have questions about getting started, please call us at 1-800-225-5478.

So go ahead and give Tele#Facts a try. We think you'll enjoy this easy-to-use and convenient service from New England Funds!

                               NEW ENGLAND FUNDS


                                  STOCK FUNDS
                           International Equity Fund
                                  Growth Fund
                               Star Advisers Fund
                              Capital Growth Fund
                                   Value Fund
                           Growth Opportunities Fund
                                 Balanced Fund

                                   BOND FUNDS
                                High Income Fund
                             Strategic Income Fund
                           Government Securities Fund
                                Bond Income Fund
                       Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS
                             Tax Exempt Income Fund
                       Massachusetts Tax Free Income Fund
                 Intermediate Term Tax Free Fund of California
                  Intermediate Term Tax Free Fund of New York

                               MONEY MARKET FUNDS
                             Cash Management Trust
                             -- Money Market Series
                           -- U.S. Government Series
                         Tax Exempt Money Market Trust

                   To learn more, and for a free prospectus,
                     contact your financial representative.

                            New England Funds, L.P.
                              399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest.
    Investors are advised to read the prospectus carefully before investing.

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